CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	¥ 9,555,027	¥ 2,021,989
Time deposits	0	2,000
Restricted cash	811,596	5,475,576
Accounts receivable, net	2,854,410	2,068,615
Bills receivable	330,544	110,236
Prepayments and other receivables	1,103,683	611,675
Due from related parties	205,031	409,091
Finance receivables - current portion, net	13,253,898	5,758,275
Other current assets	3,180	17,502
Total current assets	28,117,369	16,474,959
Non-current assets
Restricted cash	672,736	150,000
Investment in equity investees	1,184,196	1,447,472
Property, plant and equipment, net	1,296,196	194,560
Intangible assets, net	1,726,321	2,342,840
Deferred tax assets	52,508	17,387
Goodwill	543,655	444,933
Finance receivables - non-current portion, net	16,537,707	7,924,760
Other non-current assets	1,385,044	937,845
Total non-current assets	23,398,363	13,459,797
Total assets	51,515,732	29,934,756
Current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the primary beneficiaries of RMB4,307,570 and RMB3,655,453 as of December 31, 2016 and 2017, respectively)
Short term borrowings	11,243,614	5,736,026
Asset-backed securitization debt	6,165,429	2,799,958
Accounts payable	2,176,627	1,603,577
Bills payable	295,089	0
Income tax payable	172,018	132,815
Due to related parties	98,241	84,447
Other payables and accruals	2,548,221	1,597,093
Total current liabilities	22,699,239	11,953,916
Non-current liabilities
Long term borrowings	5,074,273	1,582,971
Asset-backed securitization debt	2,611,821	1,630,663
Convertible debt	707,854	859,166
Deferred tax liabilities	52,237	51,617
Other non-current liabilities	132,637	94,712
Total non-current liabilities	8,578,822	4,219,129
Total liabilities	31,278,061	16,173,045
Commitments and contingencies
Redeemable noncontrolling interests	301,953	3,939,646
Bitauto Holdings Limited shareholders’ equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2016 and 2017, respectively; 70,726,025 shares issued and outstanding as of December 31, 2016; 72,739,966 shares issued and outstanding as of December 31, 2017, respectively)	19	19
Additional paid-in capital	12,220,493	8,903,759
Treasury shares	(20,411)	(41,888)
Statutory reserves	153,538	89,841
Accumulated other comprehensive income	468,257	742,302
Accumulated deficit	(1,493,209)	(150,515)
Total Bitauto Holdings Limited shareholders’ equity	11,328,687	9,543,518
Noncontrolling interests	8,607,031	278,547
Total shareholders’ equity	19,935,718	9,822,065
Total liabilities, redeemable noncontrolling interests and shareholders’ equity	¥ 51,515,732	¥ 29,934,756